Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Summary Computation of Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Second Spectrum capital stock (1)	$111,535
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock (2)	83,291
Cash for vested outstanding Second Spectrum equity awards (3)	3,490

Total consideration transferred	$198,316

(1)	Includes cash consideration paid to former Second Spectrum shareholders totaling $111.5 million.
(2)
Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders. See Note 18 – Fair Value Measurements for details of additional shares issuance of 2.7 million shares on February 2, 2022 and additional 1.7 million shares issued in 2023 to the sellers that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(3)
Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition
services provided by former Second Spectrum shareholders.

Summarizes the Fair Value of Assets Acquired and Liabilities	The following table summarizes the fair value of assets acquired and liabilities assumed on the acquisition date of June 15, 2021, with the excess recorded as goodwill (in thousands):

Fair value of net assets acquired
Cash and cash equivalents	$43,865
Accounts receivables, net	1,126
Prepaid expenses	252
Other current assets	1
Property and equipment, net	5,187
Intangible assets, net	83,800
Other assets	167
Goodwill (1)	101,411

Total assets acquired	$235,809

Accounts payable	273
Accrued expenses	13,961
Deferred revenue	6,670
Other current liabilities	454
Deferred tax liability	16,135

Total liabilities assumed	$37,493

Total consideration transferred	$198,316

(1)	Reflects a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021

Summary Components of Identifiable Intangible Assets
The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the acquisition date of June 15, 2021 (in thousands):

	Useful Lives	As of June 15, 2021
	(years)	(in thousands)
Technology	3	$50,000
Marketing products (1)	3 – 15	33,800

Total intangible assets acquired subject to amortization		$83,800

(1)	Includes customer relationships of $31.0 million with a useful life of 3 years and trademarks of $2.8 million with a useful life of 15 years

Summary of Pro Forma Financial Information
The following unaudited pro forma financial information presents combined results of operations for the period presented as if the acquisition of Second Spectrum had occurred on January 1, 2020 (in thousands):

Year Ended December 31,
2021
Pro forma revenue	$272,281
Pro forma net loss	(588,284)